UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3346

                     OPPENHEIMER DISCIPLINED ALLOCATION FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
         --------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                     Date of reporting period: JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS JULY 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

                                                                              Shares              Value
--------------------------------------------------------------------------------------------------------
Common Stocks--58.3%
--------------------------------------------------------------------------------------------------------
Consumer Discretionary--6.8%
--------------------------------------------------------------------------------------------------------
Auto Components--0.2%
TRW Automotive Holdings Corp. 1                                               11,000   $        228,800
--------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--0.7%
McDonald's Corp.                                                              33,900            932,250
--------------------------------------------------------------------------------------------------------
Household Durables--0.3%
WCI Communities, Inc. 1                                                       16,600            357,398
--------------------------------------------------------------------------------------------------------
Media--5.6%
EchoStar Communications Corp., Cl. A 1                                        50,600          1,402,632
--------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                   232,300          1,969,904
--------------------------------------------------------------------------------------------------------
Liberty Media International, Inc., A Shares 1                                 11,615            362,156
--------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                                               505,950          3,207,723
                                                                                        ----------------
                                                                                              6,942,415
--------------------------------------------------------------------------------------------------------
Consumer Staples--4.3%
--------------------------------------------------------------------------------------------------------
Beverages--0.5%
Constellation Brands, Inc., Cl. A 1                                           17,200            651,536
--------------------------------------------------------------------------------------------------------
Food & Staples Retailing--2.2%
Costco Wholesale Corp.                                                        41,600          1,691,456
--------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                         18,600            985,986
                                                                                        ----------------
                                                                                              2,677,442
--------------------------------------------------------------------------------------------------------
Tobacco--1.6%
Altria Group, Inc.                                                            41,400          1,970,640
--------------------------------------------------------------------------------------------------------
Energy--4.5%
--------------------------------------------------------------------------------------------------------
Energy Equipment & Services--0.7%
Halliburton Co.                                                               20,400            647,700
--------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                          6,300            150,192
                                                                                        ----------------
                                                                                                797,892
--------------------------------------------------------------------------------------------------------
Oil & Gas--3.8%
BP plc, ADR                                                                   54,200          3,054,712
--------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                            9,800            588,098
--------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                         10,400          1,120,912
                                                                                        ----------------
                                                                                              4,763,722
--------------------------------------------------------------------------------------------------------
Financials--11.3%
--------------------------------------------------------------------------------------------------------
Commercial Banks--2.7%
Bank of America Corp.                                                         21,601          1,836,301
--------------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                              19,200            744,768
--------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                             12,800            734,848
                                                                                        ----------------
                                                                                              3,315,917
--------------------------------------------------------------------------------------------------------
Diversified Financial Services--4.4%
CIT Group, Inc.                                                               18,200            632,632
--------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                               45,277          1,996,263
--------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                          19,500            727,935
--------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                      7,600            377,872
--------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                34,900          1,721,617
                                                                                        ----------------
                                                                                              5,456,319
--------------------------------------------------------------------------------------------------------
Insurance--3.6%
Genworth Financial, Inc., Cl. A 1                                             85,300          1,939,722
--------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                    30,500          1,420,080
--------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                           27,200            433,840
--------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                         9,500            671,460
                                                                                        ----------------
                                                                                              4,465,102
--------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance--0.6%
Fannie Mae                                                                     6,400            454,144
--------------------------------------------------------------------------------------------------------
Freddie Mac                                                                    5,100            327,981
                                                                                        ----------------
                                                                                                782,125
--------------------------------------------------------------------------------------------------------
Health Care--7.4%
--------------------------------------------------------------------------------------------------------
Biotechnology--1.8%
MedImmune, Inc. 1                                                             47,600          1,096,704
--------------------------------------------------------------------------------------------------------
Wyeth                                                                         33,300          1,178,820
                                                                                        ----------------
                                                                                              2,275,524
--------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies--0.7%
Boston Scientific Corp. 1                                                     22,600            864,676
--------------------------------------------------------------------------------------------------------
Health Care Providers & Services--2.6%

Aetna, Inc.                                                                    8,900            763,620
--------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                                             18,700            571,659
--------------------------------------------------------------------------------------------------------
Province Healthcare Co. 1                                                     50,400            732,312
--------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                                     108,900          1,217,502
                                                                                        ----------------
                                                                                              3,285,093
--------------------------------------------------------------------------------------------------------
Pharmaceuticals--2.3%
Pfizer, Inc.                                                                  32,100          1,025,916
--------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                         44,800            871,808
--------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                                35,600            897,476
                                                                                        ----------------
                                                                                              2,795,200
--------------------------------------------------------------------------------------------------------
Industrials--7.9%
--------------------------------------------------------------------------------------------------------
Aerospace & Defense--3.1%
Boeing Co.                                                                    22,700          1,152,025
--------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                  81,300          2,727,615
                                                                                        ----------------
                                                                                              3,879,640
--------------------------------------------------------------------------------------------------------
Commercial Services & Supplies--2.8%
Cendant Corp.                                                                124,300          2,843,984
--------------------------------------------------------------------------------------------------------
ChoicePoint, Inc. 1                                                           16,200            680,400
                                                                                        ----------------
                                                                                              3,524,384
--------------------------------------------------------------------------------------------------------
Industrial Conglomerates--2.0%
General Electric Co.                                                          24,500            814,625
--------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                       53,000          1,643,000
                                                                                        ----------------
                                                                                              2,457,625
--------------------------------------------------------------------------------------------------------
Information Technology--10.8%
--------------------------------------------------------------------------------------------------------
Communications Equipment--0.0%
Geotek Communications, Inc., Series B, Escrow Shares 1,2,3                       100                 --
--------------------------------------------------------------------------------------------------------
Computers & Peripherals--2.1%
Dell, Inc. 1                                                                  23,500            833,545
--------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                           86,300          1,738,945
                                                                                        ----------------
                                                                                              2,572,490
--------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments--0.4%
Flextronics International Ltd. 1                                              44,700            561,879
--------------------------------------------------------------------------------------------------------
Internet Software & Services--1.3%
IAC/InterActiveCorp 1                                                         45,000          1,228,500
--------------------------------------------------------------------------------------------------------
Net2Phone, Inc. 1                                                            118,500            381,570
                                                                                        ----------------
                                                                                              1,610,070
--------------------------------------------------------------------------------------------------------
IT Services--0.4%
CSG Systems International, Inc. 1                                             27,900            457,560
--------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment--2.2%
Freescale Semiconductor, Inc., Cl. A 1                                       163,300          2,294,365
--------------------------------------------------------------------------------------------------------
Intel Corp.                                                                   19,300            470,534
                                                                                        ----------------
                                                                                              2,764,899
--------------------------------------------------------------------------------------------------------
Software--4.4%
Acclaim Entertainment, Inc. 1                                                516,600             82,656
--------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                             60,800            300,352
--------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                               63,300          1,801,518
--------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                                47,100            495,021
--------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                         59,800          1,872,936
--------------------------------------------------------------------------------------------------------
Veritas Software Corp. 1                                                      45,500            867,230
                                                                                        ----------------
                                                                                              5,419,713
--------------------------------------------------------------------------------------------------------
Materials--1.4%
--------------------------------------------------------------------------------------------------------
Chemicals--0.8%
Dow Chemical Co.                                                               9,800            390,922
--------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                 14,300            564,135
                                                                                        ----------------
                                                                                                955,057
--------------------------------------------------------------------------------------------------------
Metals & Mining--0.4%
GrafTech International Ltd. 1                                                 41,100            453,333
--------------------------------------------------------------------------------------------------------
Paper & Forest Products--0.2%
Bowater, Inc.                                                                  8,100            302,130
--------------------------------------------------------------------------------------------------------
Telecommunication Services--2.2%
--------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services--1.6%
IDT Corp., Cl. B 1                                                           126,000          1,984,500
--------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services--0.6%
AT&T Corp.                                                                    24,400            368,440
--------------------------------------------------------------------------------------------------------
Vodafone Group plc, Sponsored ADR                                             16,700            362,891
                                                                                        ----------------
                                                                                                731,331
--------------------------------------------------------------------------------------------------------
Utilities--1.7%
--------------------------------------------------------------------------------------------------------
Electric Utilities--1.3%
AES Corp. (The) 1                                                            115,200          1,111,680
--------------------------------------------------------------------------------------------------------
PG&E Corp. 1                                                                  19,500            556,530
                                                                                        ----------------
                                                                                              1,668,210
--------------------------------------------------------------------------------------------------------
Gas Utilities--0.4%
Sempra Energy                                                                 12,800            457,600
                                                                                        ----------------
Total Common Stocks (Cost $66,080,850)                                                       72,362,472


                                                                               Units
--------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
Liberty Media International, Inc., A Shares Rts., Exp. 8/23/041
(Cost $0)                                                                      2,323             13,961

                                                                           Principal
                                                                              Amount
--------------------------------------------------------------------------------------------------------
Asset-Backed Securities--7.9%
Bank One Auto Securitization Trust, Automobile Receivable
Certificates, Series 2003-1, Cl. A2, 1.29%, 8/21/06                 $        175,973            175,643
--------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2003-A, Cl. A2, 1.45%, 11/25/05                                       125,965            126,040
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                       270,000            269,413
--------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2002-3, Cl. A2A, 3.05%, 9/15/05                                       154,960            155,509
--------------------------------------------------------------------------------------------------------
Caterpillar Financial Asset Trust, Equipment Loan Pass-Through
Certificates, Series 2003-A, Cl. A2, 1.25%, 10/25/05                          37,723             37,734
--------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                        17,924             17,911
Series 2003-C, Cl. AF1, 2.14%, 7/25/18                                       218,289            218,130
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                       118,990            118,714
--------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                       160,000            160,421
Series 2003-3, Cl. 1A1, 1.53%, 8/25/17 4                                      46,047             46,071
Series 2003-4, Cl. 1A1, 1.57%, 9/25/17 4                                     155,539            155,630
Series 2004-1, Cl. 2A1, 1.56%, 9/25/21 4                                     426,951            427,155
--------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.24%, 9/15/08                                         60,000             60,895
Series 2003-A, Cl. A2, 1.26%, 1/16/06                                         44,518             44,518
Series 2003-B, Cl. A2, 1.28%, 3/15/06                                         86,401             86,357
--------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                       200,000            203,515
--------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity
Collateralized Mtg. Obligations:
Series 2003-2, Cl. AF1, 1.55%, 5/25/33 4                                      51,916             51,945
Series 2003-3, Cl. AF1, 1.57%, 8/25/33 4                                      96,728             96,786
--------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through                     250,061            251,221
Certificates:
Series 2002-A, Cl. A3, 3.85%, 4/6/06
Series 2003-A, Cl. A2, 1.52%, 12/8/05                                        280,066            280,125
Series 2003-B, Cl. A2, 1.61%, 7/8/06                                         480,000            479,582
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                         100,000            102,250
--------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through                    50,207             50,242
Certificates:
Series 2003-A, Cl. A2A, 1.62%, 8/15/05
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                       350,000            349,628
--------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:                 68,541             68,609
Series 2002-2, Cl. A1, 1.91%, 4/15/07
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                        231,680            231,202
--------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable                    357,606            357,397
Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                        398,193            397,838
--------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed
Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31 2                       718,065            728,836
--------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:                           178,011            178,540
Series 2002-1, Cl. A3, 2.49%, 10/22/07
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                        583,509            583,250
--------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable
Obligations, Series 2004-A, Cl. A2, 1.50%, 2/15/07                           190,000            189,384
--------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series
2003-A, Cl. A2, 1.69%, 12/15/05                                              216,993            217,164
--------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:              60,000             60,728
Series 2002-A, Cl. A4, 4.28%, 10/16/06
Series 2003-B, Cl. A2, 1.20%, 11/15/05                                       166,449            166,491
Series 2003-C, Cl. A2, 1.62%, 4/17/06                                        130,000            129,969
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                        210,000            209,182
--------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed                   48,708             49,006
Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06
Series 2003-A, Cl. A2, 1.28%, 8/15/05                                         57,514             57,543
Series 2003-B, Cl. A2, 1.43%, 2/15/06                                        225,940            225,764
--------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:                     87,852             88,085
Series 2002-1, Cl. A3, 2.41%, 10/16/06
Series 2003-1, Cl. A2, 1.22%, 4/17/06                                         99,932             99,922
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                        510,000            508,119
Series 2004-2, Cl. A2, 2.38%, 2/15/07                                        210,000            209,666
--------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable               91,958             91,896
Certificates:
Series 2003-1, Cl. A2, 1.11%, 12/20/05
Series 2003-2, Cl. A2, 1.55%, 6/20/06                                        234,997            234,814
--------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A3, 2.60%, 8/15/06                                        439,200            440,726
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                       334,987            334,716
                                                                                        ----------------
Total Asset-Backed Securities (Cost $9,819,499)                                               9,824,282
--------------------------------------------------------------------------------------------------------
Mortgage-Backed Obligations--29.0%
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 8/25/29 5                                     390,000            400,603
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                      248,354            249,108
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34                                      250,000            249,805
--------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts., Series
2003-EF1, Cl. A2, 1.49%, 12/20/05                                             99,490             99,491
--------------------------------------------------------------------------------------------------------
Fannie Mae Whole Loan, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Trust 2003-W6, Cl. 2A1, 2.232%, 9/25/42            67,353             67,333
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5%, 8/15/34 5                                                              2,584,000          2,517,785
5.50%, 1/1/34                                                                136,835            137,457
6.50%, 11/1/28                                                               154,088            161,618
7%, 9/1/33                                                                   199,599            212,062
--------------------------------------------------------------------------------------------------------
Mortgage-Backed Obligations Continued
7%, 8/1/34 5                                                               1,719,000          1,816,768
8%, 4/1/16                                                                   135,472            144,721
9%, 8/1/22-5/1/25                                                             39,211             43,991
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                            85,741             86,737
Series 2055, Cl. ZM, 6.50%, 5/15/28                                          181,069            190,758
Series 2075, Cl. D, 6.50%, 8/15/28                                           357,375            377,715
Series 2080, Cl. Z, 6.50%, 8/15/28                                           113,376            118,118
Series 2102, Cl. VA, 6%, 10/15/09                                             29,377             29,405
Series 2387, Cl. PD, 6%, 4/15/30                                             255,565            263,848
Series 2466, Cl. PD, 6.50%, 4/15/30                                          146,763            149,523
Series 2491, Cl. PE, 6%, 12/15/27                                             24,272             24,271
Series 2498, Cl. PC, 5.50%, 10/15/14                                          41,539             42,368
Series 2500, Cl. FD, 1.88%, 3/15/32 4                                         66,742             67,241
Series 2526, Cl. FE, 1.78%, 6/15/29 4                                         76,199             76,499
Series 2551, Cl. FD, 1.78%, 1/15/33 4                                         63,469             63,835
Series 2551, Cl. TA, 4.50%, 2/15/18                                          169,630            170,014
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 4.881%, 6/1/26 6                                         111,898             24,111
Series 183, Cl. IO, 3.624%, 4/1/27 6                                         179,282             37,558
Series 184, Cl. IO, 6.189%, 12/1/26 6                                        178,227             42,645
Series 192, Cl. IO, 12.204%, 2/1/28 6                                         53,675             11,340
Series 200, Cl. IO, 10.853%, 1/1/29 6                                         63,983             12,873
Series 2130, Cl. SC, 29.208%, 3/15/29 6                                      146,687             15,965
Series 2796, Cl. SD, 37.825%, 7/15/26 6                                      185,468             19,301
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped                     62,478             53,277
Mtg.-Backed Security:
Series 176, Cl. PO, 5.957%, 6/1/26 7
Series 217, Cl. PO, 6.752%, 2/1/32 7                                          66,616             55,085
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-Through
Securities, Collateralized Mtg. Obligations, Series T-42, Cl. A2,
5.50%, 2/25/42                                                                   402                403
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 8/18/19 5                                                           1,138,000          1,119,508
5%, 8/13/34 5                                                                601,000            585,975
5.50%, 7/1/33-3/1/34                                                       1,470,262          1,477,700
5.50%, 8/19/19-8/13/34 5                                                   7,704,000          7,804,691
6%, 8/1/34 5                                                                 168,000            172,358
6.50%, 3/1/26-10/1/30                                                        136,812            143,304
6.50%, 8/1/34 5                                                            2,844,000          2,968,425
7%, 2/25/22-11/1/33                                                        1,558,891          1,644,934
7%, 8/25/34 5                                                              7,602,000          8,031,984
7.50%, 1/1/08-6/1/08                                                          41,013             43,038
8.50%, 7/1/32                                                                 20,060             21,760
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                         289,036            304,806
Trust 1998-63, Cl. PG, 6%, 3/25/27                                            77,595             78,333
--------------------------------------------------------------------------------------------------------
Mortgage-Backed Obligations Continued
Trust 2001-50, Cl. NE, 6%, 8/25/30                                           145,414            149,435
Trust 2001-70, Cl. LR, 6%, 9/25/30                                           128,408            132,997
Trust 2001-72, Cl. NH, 6%, 4/25/30                                           115,686            119,583
Trust 2001-74, Cl. PD, 6%, 5/25/30                                            45,463             46,949
Trust 2002-50, Cl. PD, 6%, 9/25/27                                           140,000            142,395
Trust 2002-77, Cl. WF, 1.81%, 12/18/32 4                                     105,447            105,869
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                        206,791            208,143
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 25.356%, 4/25/32 6                                    244,605             25,366
Trust 2002-51, Cl. S, 25.199%, 8/25/32 6                                     224,714             22,812
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, 1.40%, 6/1/23 6                                            350,216             79,121
Trust 240, Cl. 2, 4.24%, 9/1/23 6                                            543,862            123,660
Trust 252, Cl. 2, 1.502%, 11/1/23 6                                          269,258             63,958
Trust 254, Cl. 2, 4.094%, 1/1/24 6                                           129,632             29,614
Trust 273, Cl. 2, 5.048%, 7/1/26 6                                            79,357             17,588
Trust 321, Cl. 2, (8.465)%, 3/1/32 6                                         671,752            156,140
Trust 1993-223, Cl. PM, 0.909%, 10/25/23 6                                   116,678             12,787
Trust 2002-9, Cl. MS, 32.658%, 3/25/32 6                                     174,711             18,066
Trust 2002-52, Cl. SD, 25.37%, 9/25/32 6                                     295,337             29,800
Trust 2004-54, Cl. DS, 37.544%, 7/25/34 6                                    261,000             24,371
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 8.679%, 9/25/23 7               111,645             93,692
--------------------------------------------------------------------------------------------------------
First Union/Lehman Brothers/Bank of America, Commercial Mtg.
Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35           140,000            151,723
--------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                        105,524            113,553
--------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
7%, 4/15/09-2/15/24                                                          187,080            199,569
7.50%, 3/15/09                                                                96,701            103,322
8%, 5/15/17                                                                   59,790             65,605
8.50%, 8/15/17-12/15/17                                                       47,509             52,419
--------------------------------------------------------------------------------------------------------
Government National Mortgage Assn. , Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 28.773%, 1/16/27 6                                   333,204             32,125
Series 2002-76, Cl. SY, 27.381%, 12/16/26 6                                  461,851             45,483
Series 2004-11, Cl. SM, 27.035%, 1/17/30 6                                   188,311             18,138
--------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                        160,000            174,322
--------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15 8                                                                    192,000            216,162
--------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2003-AR12, Cl. A2, 2.45%,
2/25/34 4                                                                    377,542            378,184
--------------------------------------------------------------------------------------------------------
Mortgage-Backed Obligations Continued
Wells Fargo Mortgage Backed Securities Trust, Collateralized Mtg.
Obligations, Series 2004-N, Cl. A10, 3.803%, 8/25/34                         430,000            432,150
                                                                                        ----------------
Total Mortgage-Backed Obligations (Cost $35,796,056)                                         36,015,549
--------------------------------------------------------------------------------------------------------
U.S. Government Obligations--6.2%
Federal Home Loan Mortgage Corp. Unsec. Nts.:
2.375%, 4/15/06                                                              545,000            542,061
2.75%, 8/15/06                                                               520,000            518,300
4.50%, 1/15/13                                                                55,000             53,827
4.875%, 11/15/13                                                              40,000             39,863
5.50%, 7/15/06 9                                                           1,085,000          1,139,442
5.75%, 1/15/12                                                               350,000            373,809
6.625%, 9/15/09                                                              470,000            523,997
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:                                 490,000            492,626
3.125%, 7/15/06
4.25%, 7/15/07                                                             1,300,000          1,332,520
7.25%, 1/15/10-5/15/30                                                     1,595,000          1,841,672
--------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:                                            122,000            129,133
5.375%, 11/13/08
7.125%, 5/1/30                                                               128,000            151,868
Series C, 4.75%, 8/1/13                                                       15,000             14,826
Series C, 6%, 3/15/13                                                         15,000             16,190
--------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:                                                         104,000            106,551
5.375%, 2/15/31
STRIPS, 2.99%, 2/15/10 10                                                    125,000            100,444
STRIPS, 3.37%, 2/15/11 10                                                    101,000             76,923
STRIPS, 3.86%, 2/15/13 10                                                    112,000             75,966
STRIPS, 4.96%, 2/15/16 10                                                    171,000             96,407
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.75%, 5/15/14                                            74,000             75,610
                                                                                        ----------------
Total U.S. Government Obligations (Cost $7,798,488)                                           7,702,035
--------------------------------------------------------------------------------------------------------
Foreign Government Obligations--0.1%
United Mexican States Nts., 7.50%, 1/14/12 (Cost $110,994)                   110,000            121,275
--------------------------------------------------------------------------------------------------------
Non-Convertible Corporate Bonds and Notes--11.5%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                  250,000            266,644
--------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08          110,000            120,450
--------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 8                  50,000             50,346
--------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                          65,000             64,848
--------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                        250,000            250,785
--------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.85% Nts., 11/6/08 8                           60,000             59,473
--------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07                  175,000            192,456
--------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                        190,000            236,316
--------------------------------------------------------------------------------------------------------
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                         3,000              2,959
--------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                          20,000             22,380
--------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                      115,000            123,625
--------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 5.65% Sr. Unsec. Nts., 5/15/06                          19,000             19,975
--------------------------------------------------------------------------------------------------------
British Telecommunications plc:                                              155,000            165,345
7.875% Nts., 12/15/05
8.125% Nts., 12/15/10                                                         85,000            100,307
--------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09                             32,000             31,863
--------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.:                                                    135,000            140,168
5.875% Sr. Nts., 6/1/08
8.125% Unsec. Nts., Series B, 7/15/05                                         60,000             63,007
--------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14 8                           120,000            126,900
--------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                      295,000            322,380
--------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                        120,000            138,040
--------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                          60,000             64,206
--------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625% Sr. Unsec. Nts., 1/15/08          245,000            247,630
--------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                    33,000             33,600
--------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.75% Unsec. Nts., 8/15/06                         155,000            168,407
--------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                       120,000            128,818
--------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/15/11                      105,000            117,600
--------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp., 4.75% Unsec. Nts.,
1/15/08                                                                      235,000            239,178
--------------------------------------------------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06                                            135,000            141,654
--------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts.,
6/15/10                                                                      155,000            183,032
--------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                    135,000            157,386
--------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                120,000            126,161
--------------------------------------------------------------------------------------------------------
Edison International, Inc., 6.875% Unsec. Nts., 9/15/04                       64,000             64,320
--------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08            160,000            173,981
--------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Nts., 4/1/07 8                                            275,000            268,385
--------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.50% Sr. Unsub. Nts., Series A, 11/15/06                 250,000            260,318
--------------------------------------------------------------------------------------------------------
Food Lion, Inc., 7.55% Nts., 4/15/07                                         165,000            177,738
--------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                        95,000            105,605
--------------------------------------------------------------------------------------------------------
Ford Motor Co., 8.90% Unsec. Unsub. Debs., 1/15/32                            65,000             70,574
--------------------------------------------------------------------------------------------------------
France Telecom SA:                                                            80,000             85,610
8.20% Sr. Unsec. Nts., 3/1/06
8.75% Sr. Unsec. Nts., 3/1/11                                                 80,000             93,462
9.50% Sr. Unsec. Nts., 3/1/31 4                                               45,000             57,460
--------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                 80,000             79,355
--------------------------------------------------------------------------------------------------------
Gap, Inc. (The), 6.90% Nts., 9/15/07 2                                       100,000            108,500
--------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                   190,000            190,361
--------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875% Unsec. Unsub. Nts., 8/28/12          340,000            346,652
--------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33                        45,000             47,177
--------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06            70,000             69,097
--------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                       290,000            294,682
--------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                  95,000            103,550
--------------------------------------------------------------------------------------------------------
Hutchison Whampoa International Ltd., 7.45% Sr. Bonds, 11/24/33 8            100,000             97,488
--------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08                     110,000            122,650
--------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 2.719% Sr. Nts., 3/12/07 2,4                          210,000            212,625
--------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 7.60% Nts., 4/1/07                                    240,000            260,400
--------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 8                         111,000            129,529
--------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                           150,000            159,818
--------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                        300,000            313,118
--------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                    180,000            200,147
--------------------------------------------------------------------------------------------------------
Lear Corp.:                                                                  150,000            156,140
7.96% Sr. Unsec. Nts., Series B, 5/15/05
8.11% Sr. Unsec. Nts., Series B, 5/15/09                                      86,000             98,555
--------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                           6,000              6,540
--------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts., 9/25/06                                     110,000            109,644
--------------------------------------------------------------------------------------------------------
May Department Stores Co. (The), 3.95% Nts., 7/15/07 8                        16,000             16,011
--------------------------------------------------------------------------------------------------------
MBNA America Bank NA, 5.375% Nts., 1/15/08                                   185,000            192,649
--------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                   34,000             36,587
--------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.125% Nts., Series C, 1/15/09                    255,000            253,663
--------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12             265,000            272,474
--------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                           155,000            168,595
--------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                 17,000             18,336
--------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                      125,000            131,511
--------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375% Sr. Unsec. Nts., 10/1/04                   75,000             75,435
--------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                     190,000            220,328
--------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                             150,000            168,947
--------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                             70,000             81,025
--------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B,
6/1/13 8                                                                      75,000             71,889
--------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 8                  195,000            239,532
--------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 8                    260,000            318,557
--------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                         115,000            121,900
--------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 8.375% Sr. Nts., 8/15/04                                   45,000             45,051
--------------------------------------------------------------------------------------------------------
Safeway, Inc.:                                                                75,000             74,718
2.50% Nts., 11/1/05
4.80% Sr. Unsec. Nts., 7/16/07                                               170,000            174,245
--------------------------------------------------------------------------------------------------------
Spieker Properties LP, 6.75% Unsec. Unsub. Nts., 1/15/08                     195,000            212,941
--------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:                                                        135,000            142,832
7.125% Sr. Unsec. Nts., 1/30/06
8.75% Nts., 3/15/32                                                          100,000            121,532
--------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc., 7.75% Unsec. Sub. Nts., 5/1/10                          11,000             12,756
--------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                     290,000            367,394
--------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08                           105,000            103,191
--------------------------------------------------------------------------------------------------------
Texas Utilities Co., 6.375% Sr. Unsec. Nts., Series C, 1/1/08                105,000            112,219
--------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                130,000            160,097
--------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                     65,000             83,595
--------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                     115,000            125,350
--------------------------------------------------------------------------------------------------------
Tyco International Group SA:                                                  25,000             25,222
5.875% Unsec. Unsub. Nts., 11/1/04
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                       180,000            189,013
6.75% Sr. Unsub. Nts., 2/15/11                                                76,000             83,445
--------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:                                               32,000             31,642
2.875% Sr. Unsec. Nts., 10/15/06
3.50% Sr. Unsec. Nts., 10/15/07                                              165,000            163,789
--------------------------------------------------------------------------------------------------------
Volkswagen Credit, Inc., 1.88% Nts., 7/21/05 4,8                             245,000            244,986
--------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                    245,000            256,555
--------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                        145,000            151,386
--------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7% Sr. Nts., 7/15/28                                  90,000             95,592
--------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05                           52,000             52,998
--------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                            260,000            282,812
                                                                                        ----------------
Total Non-Convertible Corporate Bonds and Notes (Cost $13,945,951)                           14,270,220
--------------------------------------------------------------------------------------------------------
Structured Notes--1.5%

Deutsche Bank AG, COUNTS Corp. Sec. Credit Linked Nts., Series
2003-1, 3.318%, 1/7/05 2,4                                                   950,000            944,775
--------------------------------------------------------------------------------------------------------
UBS AG, High Grade Credit Linked Nts., 0.009%, 12/10/04 2,4                  950,000            954,085
                                                                                        ----------------
Total Structured Notes (Cost $1,900,000)                                                      1,898,860
--------------------------------------------------------------------------------------------------------
Joint Repurchase Agreements--5.4%
--------------------------------------------------------------------------------------------------------
Undivided interest of 8.40% in joint repurchase
agreement (Principal Amount/Value $79,582,000,
with a maturity value of $79,590,555) with Zions
Bank/Capital Markets Group, 1.29%, dated 7/30/04,
to be repurchased at $6,688,719 on 8/2/04,
collateralized by U.S. Treasury Bills,
9/9/04--1/13/05, with a value of
$81,222,748 (Cost $6,688,000)                                              6,688,000          6,688,000
--------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $142,139,838)                                119.9%       148,896,654
--------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (19.9)       (24,707,360)
                                                                     -----------------------------------
Net Assets                                                                     100.0%   $   124,189,294
                                                                     ===================================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Illiquid or restricted security.
3. Received as the result of issuer reorganization. Currently has minimal market value.
4. Represents the current interest rate for a variable or increasing rate security.
5. When-issued security to be delivered and settled after July 31, 2004.
6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $862,822 or 0.69% of the Fund's net assets as of July 31, 2004.
7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $202,054 or 0.16% of the Fund's net assets as of July 31, 2004.
8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,839,258 or 1.48% of the Fund's net assets as of July 31, 2004.
9. Securities with an aggregate market value of $231,044 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts.
10. Zero coupon bond reflects effective yield on the date of purchase.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)